Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	true
Entity File Number	001-34400
Document Title	TRANE TECHNOLOGIESEMPLOYEE SAVINGS PLAN FOR BARGAINED EMPLOYEES
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords, Co. Dublin
Entity Address, Country	IE
Entity Central Index Key	0001466258
Amendment Flag	false
Document Type	11-K
EBPESPB
Document Information [Line Items]
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Document Type	11-K